DUE TO/FROM RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2023	Jul. 06, 2023	Jun. 05, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Sponsor fees			$ 10,000
General and administrative charge	$ 0	$ 60,000	120,000	$ 100,000
Repayments of related party debt			33,475	211,153
Share Price	$ 10.00
Extension loan			$ 205,305			$ 69,158	$ 68,928
Investment Management Trust Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Extension loan	$ 0				$ 205,305
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Share Price			$ 10.00
Alset International Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	3,501,759				1,729,901			$ 1,281,427
Alset Business Development Pte. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	179,026				184,507			179,596
BMI Capital Partners International Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	2,925				$ 1,442			$ 0
Alset Management Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Sponsor fees	10,000
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayments of related party debt			$ 33,475	$ 211,153
Sponsor [Member] | Working Capital Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayments of related party debt			$ 1,500,000
Share Price			$ 10.00
Sponsor [Member] | Working Capital Loan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayments of related party debt	$ 1,500,000